CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 0		$ 186,743		$ 142,827		$ 1,710,794		$ 2,085,532	$ 1,440,428
Cost of revenue	359,950		1,115,703		1,950,632		4,813,404		5,695,433	4,859,599
Gross margin	(359,950)		(928,960)		(1,807,805)		(3,102,610)		(3,609,901)	(3,419,171)
Operating expenses:
Research and development	206,474		1,348,450		1,656,350		4,300,166		5,462,680	4,546,057
Selling and marketing									1,539,690	708,144
Selling and marketing	113,445		523,627		385,965		1,066,289
General and administrative	1,941,085		2,335,605		6,941,448		8,409,877		11,223,449	5,324,417
Total operating expenses	2,261,004		4,207,682		8,983,763		13,776,332		18,225,819	10,578,618
Loss from operations	(2,620,954)		(5,136,642)		(10,791,568)		(16,878,942)		(21,835,720)	(13,997,789)
Change in fair value of convertible notes payable									0	(15,388,097)
Interest income	721		46,998		17,202		91,914		117,372	43,976
Interest expense	(929,046)		(162,765)		(2,821,527)		(175,149)		(754,549)	(175,288)
Change in fair value of warrant liabilities	369,674		167,108		2,156,186		1,002,647
Change in fair value of derivative liability	141,100		0		141,100		0
Loss on extinguishment of debt	(1,339,017)		0		(11,685,125)		0
Other income, net	0		0		218,169		0		1,766,513	0
Loss before provision for income taxes	(4,377,522)		(5,085,301)		(22,765,563)		(15,959,530)		(20,706,384)	(29,517,198)
Provision for income taxes	0		0		0		0		0	0
Net loss and comprehensive loss	$ (4,377,522)		$ (5,085,301)		$ (22,765,563)		$ (15,959,530)		$ (20,706,384)	$ (29,517,198)
Net loss per common share, basic	$ (1.12)	[1]	$ (5.74)	[1]	$ (10.45)	[1]	$ (19.98)	[1]	$ (0.63)	$ (5.41)
Net loss per common share, diluted	$ (1.12)	[1]	$ (5.74)	[1]	$ (10.45)	[1]	$ (19.98)	[1]	$ (0.63)	$ (5.41)
Weighted-average common shares used to compute net loss per common share, basic	3,924,580		885,628		2,178,902		798,888		33,064,250	5,458,184
Weighted-average common shares used to compute net loss per common share, diluted	3,924,580		885,628		2,178,902		798,888		33,064,250	5,458,184

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.